PENSION - Components of Net Periodic Pension Cost (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Retirement Benefits [Abstract]
Service cost	$ 5	$ 4
Interest cost	60	62
Expected return on plan assets	(62)	$ (79)
Defined Benefit Plan Net Periodic Benefit Cost Credit Expected Return Loss Statement Of Income Or Comprehensive Income Extensible List Not Disclosed Flag		Expected return on plan assets
Amortization of net loss	$ 22	$ 4
Defined Benefit Plan Net Periodic Benefit Cost Credit Amortization Of Gain Loss Statement Of Income Or Comprehensive Income Extensible List Not Disclosed Flag	Amortization of net loss
Cost of Settlement	$ 0	1
Net periodic pension cost (benefit)	$ 25	$ (8)